Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information

Detailed information by segment for the years 2015, 2014 and 2013 is presented in the following tables.

Revenue	2015	2014	2013

HPMS	4,720	4,208	3,533
SP	1,241	1,275	1,145
Corporate and Other (1)	140	164	137

	6,101	5,647	4,815

Operating income (loss)	2015	2014	2013

HPMS	1,885	983	712
SP	264	120	39
Corporate and Other (1)	(134)	(54)	(100)

	2,015	1,049	651

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”. Corporate and Other includes unallocated expenses not related to any specific business segment and corporate restructuring charges.

Goodwill Assigned to Segments

Goodwill assigned to segments	Cost at January 1, 2015	Acquisitions	Translation differences and other changes	Cost at December 31, 2015

HPMS	1,605	7,464	(300)	8,769
SP	424	—	(51)	373
Corporate and Other (1)	299	—	(27)	272

	2,328	7,464	(378)	9,414

See note 3 for further information regarding the acquisition of Freescale.

	Accumulated impairment at January 1, 2015	Translation differences and other changes	Accumulated impairment at December 31, 2015

HPMS	(172)	18	(154)
SP	(35)	3	(32)
Corporate and Other (1)	—	—	—

	(207)	21	(186)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Segment Report

Geographical Information

	Revenue (1)			Property, plant and equipment
	2015	2014	2013	2015	2014	2013

China	3,135	2,756	2,047	360	116	115
Netherlands	177	171	146	161	169	180
Taiwan	78	96	98	160	138	91
United States	415	396	365	1,115	5	6
Singapore	526	452	421	186	200	214
Germany	392	450	434	98	80	80
South Korea	268	287	294	1	1	1
Other countries	1,110	1,039	1,010	841	414	361

	6,101	5,647	4,815	2,922	1,123	1,048

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).